Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	130,000	$ 33,659,600

Air Freight & Logistics - 0.7%
FedEx Corp.	41,900	10,110,051

Banks - 1.0%
First Citizens BancShares, Inc., Class A	9,145	13,808,950

Building Products - 0.6%
Builders FirstSource, Inc. (A)	45,600	7,922,088

Chemicals - 3.0%
Mosaic Co.	739,700	22,716,187
Olin Corp.	358,300	18,656,681

		41,372,868

Consumer Finance - 1.2%
Ally Financial, Inc.	453,139	16,621,139

Consumer Staples Distribution & Retail - 3.9%
Dollar General Corp.	64,900	8,571,343
Dollar Tree, Inc. (A)	124,700	16,288,314
US Foods Holding Corp. (A)	318,500	14,654,185
Walgreens Boots Alliance, Inc.	626,500	14,140,105

		53,653,947

Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	684,700	17,466,697

Distributors - 1.8%
LKQ Corp.	516,900	24,123,723

Diversified Telecommunication Services - 2.4%
EchoStar Corp., Class A (A)	390,432	5,227,885
GCI Liberty, Inc. (A) (B) (C) (D)	293,004	0
Liberty Global Ltd., Class A (A)	1,378,426	27,154,992

		32,382,877

Electric Utilities - 6.3%
Evergy, Inc.	646,500	32,822,805
Exelon Corp.	546,500	19,023,665
OGE Energy Corp.	1,033,642	34,358,260

		86,204,730

Electronic Equipment, Instruments & Components - 3.0%
Flex Ltd. (A)	403,600	9,581,464
TD SYNNEX Corp.	103,000	10,297,940
Vontier Corp.	633,738	21,920,997

		41,800,401

Energy Equipment & Services - 0.5%
Noble Corp. PLC	158,200	6,981,366

Entertainment - 0.8%
Warner Bros Discovery, Inc. (A)	1,061,400	10,635,228

Financial Services - 4.1%
Fidelity National Information Services, Inc.	233,600	14,543,936
FleetCor Technologies, Inc. (A)	69,500	20,150,135
Global Payments, Inc.	158,600	21,130,278

		55,824,349

	Shares	Value
COMMON STOCKS (continued)
Food Products - 4.1%
Archer-Daniels-Midland Co.	133,900	$ 7,442,162
Post Holdings, Inc. (A)	314,200	29,179,754
Tyson Foods, Inc., Class A	365,800	20,031,208

		56,653,124

Gas Utilities - 1.0%
National Fuel Gas Co.	295,200	13,921,632

Health Care Equipment & Supplies - 1.3%
Koninklijke Philips NV (A) (E)	859,766	18,166,856

Health Care Providers & Services - 3.8%
Cencora, Inc.	44,956	10,460,362
Centene Corp. (A)	331,700	24,980,327
Laboratory Corp. of America Holdings	77,238	17,170,007

		52,610,696

Independent Power & Renewable Electricity Producers - 1.5%
Vistra Corp.	498,700	20,461,661

Insurance - 8.3%
Allstate Corp.	52,849	8,204,807
Arch Capital Group Ltd. (A)	239,639	19,753,443
Fidelity National Financial, Inc.	410,422	20,533,412
Markel Group, Inc. (A)	21,588	32,326,519
Old Republic International Corp.	225,600	6,325,824
Willis Towers Watson PLC	108,500	26,723,550

		113,867,555

Interactive Media & Services - 1.8%
IAC, Inc. (A)	489,065	24,555,954

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc., Class A (A)	100,500	32,249,445

Machinery - 0.9%
CNH Industrial NV	1,005,268	12,063,216

Media - 7.8%
Altice USA, Inc., Class A (A)	2,359,390	5,756,912
Fox Corp., Class A	532,200	17,190,060
Liberty Broadband Corp., Class C (A)	410,570	32,209,216
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,004,440	30,494,798
News Corp., Class A	876,300	21,592,032

		107,243,018

Multi-Utilities - 7.2%
CenterPoint Energy, Inc.	756,602	21,139,460
Dominion Energy, Inc.	929,600	42,501,312
NiSource, Inc.	1,358,400	35,277,648

		98,918,420

Office REITs - 0.9%
JBG SMITH Properties	778,462	12,455,392

Oil, Gas & Consumable Fuels - 7.9%
Chesapeake Energy Corp.	228,000	17,581,080
Diamondback Energy, Inc.	91,000	13,990,340
EQT Corp.	275,400	9,749,160
HF Sinclair Corp.	244,688	13,822,425
Kinder Morgan, Inc.	1,653,602	27,978,946
Williams Cos., Inc.	704,900	24,431,834

		107,553,785

Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	149,200	$ 9,929,260

Pharmaceuticals - 5.6%
Catalent, Inc. (A)	255,800	13,209,512
Jazz Pharmaceuticals PLC (A)	115,200	14,137,344
Organon & Co.	810,900	13,501,485
Perrigo Co. PLC	906,500	29,080,520
Viatris, Inc.	588,600	6,927,822

		76,856,683

Professional Services - 2.0%
Clarivate PLC (A) (E)	2,304,500	20,602,230
Jacobs Solutions, Inc.	51,900	6,994,563

		27,596,793

Specialized REITs - 1.2%
Gaming & Leisure Properties, Inc.	355,475	16,227,434

Specialty Retail - 1.2%
Advance Auto Parts, Inc.	150,200	10,040,870
Ross Stores, Inc.	43,500	6,102,180

		16,143,050

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	595,400	9,103,666

Total Common Stocks (Cost $1,132,614,119)		1,279,145,654

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	7,224,412	7,224,412

Total Other Investment Company (Cost $7,224,412)		7,224,412

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $79,839,302 on 02/01/2024. Collateralized by U.S. Government Obligations, 0.13% - 4.50%, due 07/15/2026, and with a total value of $81,424,840.	$ 79,828,215	79,828,215

Total Repurchase Agreement (Cost $79,828,215)		79,828,215

Total Investments (Cost $1,219,666,746)		1,366,198,281

Net Other Assets (Liabilities) - 0.2%		3,338,108

Net Assets - 100.0%		$ 1,369,536,389

Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$1,279,145,654	$—	$0	$1,279,145,654
Other Investment Company	7,224,412	—	—	7,224,412
Repurchase Agreement	—	79,828,215	—	79,828,215

Total Investments	$1,286,370,066	$79,828,215	$0	$1,366,198,281

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security deemed worthless.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2024, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $39,834,726, collateralized by cash collateral of $7,224,412 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $33,894,725. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at January 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4